Supplement to the

Fidelity® Intermediate Municipal Income Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 34.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

LIMB-07-01 June 29, 2007
1.832372.102

Supplement to the

Fidelity Advisor Intermediate Municipal Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Intermediate Municipal Income Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 35.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ALIM/ALIMIB-07-01 June 29, 2007
1.832373.102